DECHERT PRICE & RHOADS

                              1775 EYE STREET, N.W.
                              WASHINGTON, DC 20006
                                  202-261-3300

                                   May 5, 2000

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.

Washington, D.C.  20549

Re  Neuberger Berman Advisers Management Trust (File Nos. 2-88566 and 811-4255)

Dear Sir or Madam:

     On behalf of the above-captioned registrant (the "Registrant"), we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that (i) the form of Joint Prospectus and individual Prospectuses with respect to each Portfolio of the Registrant that would have been filed pursuant to Rule 497(c) would not have differed from those contained in Registrant's Post-Effective Amendment No. 32 to its registration statement on Form N-1A as filed with the Securities and Exchange Commission in electronic format on April 28, 2000.

                                   Sincerely,



                                   /s/ Douglas P. Dick